Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Goodwill	€ 2,101.5	€ 2,099.4
Intangibles	2,460.0	2,455.7
Property, plant and equipment	541.5	549.4
Other non-current assets	8.4	8.9
Derivative financial instruments	76.7	0.0
Deferred tax assets	118.5	128.3
Total non-current assets	5,306.6	5,241.7
Current assets
Cash and cash equivalents	221.0	254.2
Inventories	472.2	410.6
Trade and other receivables	348.3	234.6
Indemnification assets	1.8	9.5
Derivative financial instruments	38.2	20.2
Total current assets	1,081.5	929.1
Total assets	6,388.1	6,170.8
Current liabilities
Trade and other payables	731.1	692.0
Current tax payable	214.6	198.5
Provisions	37.5	39.3
Loans and borrowings	30.2	29.1
Derivative financial instruments	1.3	7.3
Total current liabilities	1,014.7	966.2
Non-current liabilities
Loans and borrowings	2,254.5	2,198.3
Employee benefits	159.3	244.2
Other non-current liabilities	1.5	1.8
Provisions	3.3	2.9
Derivative financial instruments	0.2	20.8
Deferred tax liabilities	464.2	437.6
Total non-current liabilities	2,883.0	2,905.6
Total liabilities	3,897.7	3,871.8
Net assets	2,490.4	2,299.0
Equity attributable to equity holders
Share capital and capital reserve	1,598.1	1,623.1
Share based compensation reserve	10.4	6.9
Founder Preferred Shares Dividend reserve	166.0	166.0
Translation reserve	100.4	105.1
Other reserves	38.5	10.5
Retained earnings	577.0	387.4
Equity attributable to owners of parent	€ 2,490.4	€ 2,299.0